Share-Based Compensation And Other Related Information - Option Activity (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of share-based payment arrangements [Abstract]
Share options outstanding, beginning (shares)	279,003	279,003	317,417	317,417
Granted (shares)			53,115	53,115
Granted (shares)	191,649	191,649
Exercised (shares)	(79,542)	(79,542)	(65,780)	(65,780)
Expired (shares)	(4,324)	(4,324)	(2,162)	(2,162)
Forfeited (shares)	(9,819)	(9,819)	(23,587)	(23,587)
Share options outstanding, ending (shares)	376,967	376,967	279,003	279,003
Outstanding, beginning of period (CAD$ per share) | $ / shares	$ 21.38		$ 18.78
Granted (CAD$ per share) | (per share)		$ 22.95	30.70	$ 30.70
Granted (CAD$ per share) | $ / shares	22.95
Exercised (CAD$ per share) | $ / shares	15.12		11.77
Expired (CAD$ per share) | $ / shares	41.62		41.62
Forfeited (CAD$ per share) | $ / shares	31.32		32.27
Outstanding, end of period (CAD$ per share) | $ / shares	$ 23.01		$ 21.38